Events during and after the reporting period (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands	1 Months Ended			12 Months Ended
	Sep. 16, 2021	Sep. 30, 2020	Sep. 15, 2020	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in private placement		650,000	650,000
Shares issued in private placement per share		₪ 66	₪ 66
Stock options issued to purchase ordinary shares		650,000	650,000
Exercise price		₪ 73	₪ 73
Dividend distribution				₪ 59,975
Board of Directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution	₪ 60,000
Dividend distribution per share	₪ 4.33